Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables Other Related Parties And Retainage [Abstract]
Balance - Beginning of year	$ 9,909,000	$ 8,722,000
New loans and advances	1,153,000	3,057,000
Repayments	(3,004,000)	(2,574,000)
Effect of changes to related parties	417,000	704,000
Balance - End of year	$ 8,475,000	$ 9,909,000